Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Financial Risk Management
Schedule of Interest rates contracted
	December 31, 2022	December 31, 2021	Interest rate
Bonds
Private Bonds – 6th Issuance – series 2	53,688	104,844	CDI + 1.00% p.a.
Private Bonds – 6th Issuance – series 2	-	210,920	CDI + 1.70% p.a.
Private Bonds – 9th Issuance – series 2	259,843	-	CDI + 2.40% p.a.
Bonds – 1st Issuance - single	529,465	514,574	CDI + 2.30% p.a.
Financing and Lease Liabilities - Mind Makers	-	888	TJPLP + 5% p.a.
Financing and Lease Liabilities	140,563	160,542	IPCA
Accounts Payable for Business Combination and acquisition of associates	625,277	532,313	100% CDI
	1,608,836	1,524,081

Schedule of financial liabilities by maturity ranges
December 31, 2022	Less than one year	Between one and two years	Over two years	Total
Bonds and financing (Note 15)	93,779	499,217	250,000	842,996
Lease Liabilities (Note 17)	23,151	22,921	94,491	140,563
Accounts Payable for business combination and acquisition of associates (Note 19)	73,007	389,186	163,084	625,277
Suppliers (Note 16)	250,647	-	-	250,647
Reverse Factoring (Note 16)	155,469	-	-	155,469
Other liabilities - related parties (Note 21)	54	-	-	54
	596,107	911,324	507,575	2,015,006

Schedule of financial liabilities by maturity ranges for estimated amounts payable based on undiscounted contractual amounts
December 31, 2022	Less than one year	Between one and two years	Over two years	Total
Bonds and financing	105,436	561,270	281,075	947,781
Lease Liabilities	26,029	25,770	106,236	158,035
Accounts Payable for business combination and acquisition of associates	82,082	437,562	183,355	702,999
Suppliers	281,802	-	-	281,802
Reverse Factoring	174,794	-	-	174,794
Other liabilities - related parties	61	-	-	61
	670,204	1,024,602	570,666	2,265,472

Schedule of calculation of gearing ratio
	December 31, 2022	December 31, 2021
Net debt (i)	1,969,241	1,518,247
Total shareholders' equity	4,629,679	4,665,209
Total capitalization (ii)	2,660,438	3,146,963
Gearing ratio - % - (iii)	74%	48%

(i)	Net debt comprises financial liabilities (note 7) net of cash and cash equivalents.
(ii)	Refers to the difference between Shareholders’ Equity and Net debt.
(iii)	The Gearing Ratio is calculated based on Net Debt/Total Capitalization.

Schedule of sensitivity analysis of potential losses from financial instruments
	Index - % per year	Balance as of December 31, 2022	Base scenario	Scenario I	Scenario II
Financial Investments	103.40% of CDI	39,212	4,874	6,093	7,311
Marketable Securities	103.39% CDI	380,514	47,298	59,122	70,947
		419,726	52,172	65,215	78,258
Accounts Payable for Business Combination and acquisition of associates	100% of CDI	(625,277)	(77,722)	(97,152)	(116,583)
Lease liabilities	CDI + 1.28%	(140,563)	(17,472)	(21,840)	(26,208)
Bonds and financing	CDI + 1.66%	(842,996)	(104,784)	(130,981)	(157,177)
		(1,608,836)	(199,978)	(249,973)	(299,968)
Net exposure		(1,189,110)	(147,806)	(184,758)	(221,710)
Interest rate -% p.a	-	-	12.43%	15.54%	18.65%
Stressing scenarios	-	-	-	25%	50%